Accrual for Loss on Inventory Purchase Commitments	12 Months Ended
Dec. 31, 2014
Accrual for Loss on Inventory Purchase Commitments
Accrual for Loss on Inventory Purchase Commitments

(19)Accrual for Loss on Inventory Purchase Commitments

Until the third quarter of 2008, an industry-wide shortage of high purity polysilicon coupled with growing demand for PV modules caused the increases of polysilicon prices. In order to ensure the adequate supply of polysilicon, the Company entered into several long-term fixed price supply contracts from 2006 to 2011 under which the polysilicon would be delivered from 2009 to 2020.  However, from the second quarter of 2011, the polysilicon price has decreased significantly as the result of increased polysilicon manufacturing capacity and the pressure from the decreasing average selling price of PV modules. As a result, the Company recognized a provision of RMB 851,694 on its firm purchase commitments under the long-term fixed price polysilicon contracts as of December 31, 2011.  The provision was determined by applying a methodology similar to that used in the lower of cost or market evaluation with respect to inventory.  During the years ended December 31, 2011 and 2012, notwithstanding that the firm purchase commitments under the long-term fixed price contracts continued to be in effect, through negotiations with the vendors the Company was able to obtain various pricing concessions from the vendors which resulted in the actual purchase price paid by the Company to be less than the stated contract price. The Company has therefore reclassified the accrual for potential losses on inventory firm purchase commitments of RMB 815,694 as of December 31, 2012 to an accrual for loss contingency related to the inventory purchase commitments.

During the year ended December 31, 2013, the Company continued to negotiate and execute amendments for current purchases on a monthly or quarterly basis with Supplier B and Suppier C and obtained price concessions that allowed the Company to purchase polysilicon at renegotiated prices that were in line with the market price and significantly lower than the stated contract prices under the long-term fixed price supply contracts with these vendors.  In addition, the Company continued to negotiate with these Supplier B and Suppier C for an overall amendment to each long-term fixed price supply contract with such vendors to eliminate fixed price arrangements. In October 2013, the Company entered into agreements with Supplier B to amend the contract and include a price adjustment mechanism that allows the Company and the vendor to renegotiate purchase price on a quarterly basis within a specified price range set forth in the amendments based on market price.  The Company has not reached similar agreement with the other vendor, but continued to renegotiate prices on a quarterly or monthly basis to purchase at close to market prices. The Company failed, however, to purchase from the vendor the stated quantities for a total of six months in 2012 and 2013 under the long-term fixed price supply contracts as the Company’s management determined after taking into consideration all relevant factors that it would be in the Company’s best interest not to accept those deliveries when they were due. As a result, because the contract has been substantially executed, the vendor claimed that it had forfeited certain advance payments made by the Company.  Notwithstanding the Company’s failure to accept deliveries for six months and the vendor’s claim as described above, the Company and the vendor continued their monthly or quarterly negotiations and the Company has accepted deliveries from the vendor after its failure to accept deliveries in those six months.

With respect to Supplier A, the Company did not made any purchase from it under the long-term fixed price supply contract, which is effective from 2013 to 2020, due to the anti-dumping duty and anti-subsidy investigation against Solar-Grade Polysilicon launched by the Ministry of Commerce of the People’s Republic of China.  The Company has received invoices on its take-or-pay obligation for failing to take the shipments in 2013 and 2014 and is currently in discussion with Supplier A to seek an acceptable solution to both parties on the performance of the long-term supply contract.

In connection with the preparation of the Company’s 2013 consolidated financial statements for the year ended December 31, 2013, management reassessed the loss contingency under the long-term fixed price polysilicon contracts taking into account the developments described above and recognized an additional provision of RMB480,182 on the firm purchase commitments under the long-term fixed price polysilicon contracts as of December 31, 2013.  The provision was determined by applying a methodology similar to that used in the lower of cost or market evaluation with respect to inventory, using management’s best estimates of future purchase prices over the remaining terms of the contracts and applying such estimated purchase prices in the lower of cost or market evaluation.  In estimating the renegotiated purchase prices, the Company considered the pertinent terms of each of the long-term supply contracts, the history and progress of renegotiation with the relevant vendors and the actual price concessions granted, the polysilicon market development based on available industry research data and the likelihood of achieving different levels of renegotiated prices for future periods.  In addition to the estimated renegotiated purchase price, certain other key assumptions were used in measuring the loss accrual, which included but were not limited to (i) the estimated net realizable value of the PV modules manufactured from the polysilicon expected to be purchased under the long-term supply contracts; and (ii) the normal profit margin of the PV modules for purposes of estimating the replacement cost or market price under the lower of cost or market evaluation. The Company also considered the quantities that were required to be purchased and amounts due on take or pay arrangements, as well as the history and progress of renegotiation with the relevant vendors and the actual concessions granted in developing the amount of the estimated loss contingencies. For the year ended December 31, 2014, after management’s reassessment, no further loss contingency under the long-term fiexed price polysilicon contract was made.

As of December 31, 2013 and 2014, total accrual for loss on inventory purchase commitments was RMB 1,331,877, and RMB 1,331,877 (US$214,660) respectively, of which RMB 87,134 and RMB 87,134 (US$14,045), has been recorded as a reduction of “prepayment to suppliers” in relation to the failure to purchase the stated quantities for a total of six months in 2012 and 2013 under the long-term fixed price supply contracts with Supplier C as described above. Based on the stated delivery schedules through the end of 2014 RMB 13,042(US$2,102) has been recorded in other current liabilities and accrued expenses, and the remaining balance of RMB1,231,701(US$198,514) has been recorded in “Reserve for inventory purchase commitments” as of December 31, 2014, respectively.